Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Beginning balance		$ 20,826
Goodwill arising from the acquisition	$ 38,454
Impairment of goodwill		(20,748)
Foreign currency translation adjustment	710	$ (78)
Ending balance	$ 39,164